Stock-Based Compensation - Stock Options Activity under 2005 Plan and 2012 Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options Outstanding
Stock Options Outstanding, Beginning balance	3,570,566	3,334,530
Stock Options Outstanding, Granted	360,938	1,041,972
Stock Options Outstanding, Canceled	(46,623)	(264,491)
Stock Options Outstanding, Exercised	(467,129)	(541,445)
Stock Options Outstanding, Ending balance	3,417,752	3,570,566	3,334,530
Stock Options Outstanding, Options exercisable	1,447,639	1,722,605
Stock Options Outstanding, Options vested and expected to vest	3,264,527	3,411,464
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 6.45	$ 3.48
Weighted Average Exercise Price, Granted	$ 26.93	$ 14.24
Weighted Average Exercise Price, Canceled	$ 9.37	$ 6.66
Weighted Average Exercise Price, Exercised	$ 2.77	$ 3.07
Weighted Average Exercise Price, Ending balance	$ 9.07	$ 6.45	$ 3.48
Weighted Average Exercise Price, Options exercisable	$ 3.97	$ 3.20
Weighted Average Exercise Price, Options vested and expected to vest	$ 8.81	$ 6.26
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning balance	$ 35,415	$ 11,108
Aggregate Intrinsic Value, Ending balance	76,966	35,415	11,108
Aggregate Intrinsic Value, Options exercisable	39,985	22,474
Aggregate Intrinsic Value, Options vested and expected to vest	$ 74,373	$ 34,441
Average Remaining Contractual Life (Years)
Weighted Average Remaining Contractual Life	7 years 11 months 5 days	7 years 6 months 22 days	8 years 2 months 12 days
Weighted Average Remaining Contractual Life, Options exercisable	6 years 6 months 29 days	6 years 2 months 5 days
Weighted Average Remaining Contractual Life, Options vested and expected to vest	7 years 10 months 13 days	7 years 5 months 27 days